Employee Benefit Plans (Actuarial Assumptions Used to Determine Net Periodic Benefit Cost) (Details) (United States plans [Member])	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
United States plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.20%	4.94%	5.69%
Expected return on plan assets	7.50%	7.75%	8.50%
Rate of compensation increase	3.00%	3.00%	3.00%